CONTINGENT LIABILITIES AND COMMITMENTS (Other) (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2013	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Non-refundable fee paid for patent license agreement	$ 150
Royalty percentage owed on sale of licensed product revenues		5.00%
Minimum amount of royalties owed per annum		$ 50